o 511 P-2

                      SUPPLEMENT DATED SEPTEMBER 1, 2000
                             TO THE PROSPECTUS OF

                         FRANKLIN TEMPLETON MONEY FUND
                            DATED NOVEMBER 1, 1999

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

III. The following is added after the "Commercial paper" paragraph on page 2 in the "Principal Investments" section:

Commercial paper may also be asset backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the fund may have a significant portion of its investments in asset backed commercial paper.

IV. The section "Minimum investments" on page 11 is replaced with the following:

MINIMUM INVESTMENTS
-------------------------------------------------------------------
                                           INITIAL     ADDITIONAL
-------------------------------------------------------------------

Regular accounts                           $1,000      $50
-------------------------------------------------------------------

Automatic investment plans                 $50 ($25    $50 ($25
                                           for an      for an
                                           Education   Education
                                           IRA)        IRA)
-------------------------------------------------------------------

UGMA/UTMA accounts                         $100        $50
-------------------------------------------------------------------

Retirement accounts
(other than IRAs, IRA rollovers,
Education IRAs or Roth IRAs)               no minimum  no minimum
-------------------------------------------------------------------

IRAs, IRA rollovers, Education IRAs or     $250        $50
Roth IRAs
-------------------------------------------------------------------

Broker-dealer sponsored wrap account       $250        $50
programs
-------------------------------------------------------------------

Full-time employees, officers, trustees
and directors of Franklin Templeton
entities, and their immediate family       $100        $50
members
-------------------------------------------------------------------
 PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN YOUR
                             STATE OR JURISDICTION
V. The section "Telephone Privileges" on page 13 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

VI. The last paragraph of the "Exchange Privilege" section on page 14 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, the fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page
19).

VII. In the Selling Shares table on page 17 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of three        You can call or write to have
lightning bolts]                redemption proceeds sent to a bank
BY ELECTRONIC FUNDS             account. See the policies above for
TRANSFER (ACH)                  selling shares by mail or phone.

                                Before requesting to have redemption
                                proceeds sent to a bank account,
                                please make sure we have your bank
                                account information on file. If we
                                do not have this information, you
                                will need to send written
                                instructions with your bank's name
                                and address, a voided check or
                                savings account deposit slip, and a
                                signature guarantee if the bank and
                                Fund accounts do not have at least
                                one common owner.

                                If we receive your request in proper
                                form by 1:00 p.m. Pacific time,
                                proceeds sent by ACH generally will
                                be available within two to three
                                business days.
----------------------------------------------------------------------

VIII. The section "Statements and reports" on page 18 is replaced with the following:

STATEMENTS AND REPORTS You will receive monthly account statements that show all your account transactions during the month. You also will receive written notification after each transaction affecting your account (except for distributions, transactions made through automatic investment or withdrawal programs, and shares sold by check, which will be reported on your monthly statement). You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.

IX. The section "Market Timers" on page 19 is replaced with the following:

MARKET TIMERS The fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

X. The first category in the section "Additional Policies" on page 19 is revised to read:

o The fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

               Please keep this supplement for future reference.